Borrowings (Details)	Dec. 31, 2023 USD ($)
Borrowings [Line Items]
Facility limit	$ 1,000,000
Drawn amount	429,065
Independent Third Party [Member]
Borrowings [Line Items]
Facility limit	500,000
Drawn amount	$ 348,828